Stockholders' equity	12 Months Ended
Dec. 31, 2018
Stockholders' equity
Stockholders' equity

30.  Stockholders’ equity

a)  Share capital

As at December 31, 2018, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

	December 31, 2018
	ON	PNE	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	1,075,773,534	—	1,075,773,534
BNDES Participações S.A.	342,484,176	—	342,484,176
Bradespar S.A.	296,009,366	—	296,009,366
Mitsui & Co., Ltd	286,347,055	—	286,347,055
Foreign investors - ADRs	1,211,272,764	—	1,211,272,764
Foreign institutional investors in local market	1,235,808,225	—	1,235,808,225
FMP - FGTS	54,638,358	—	54,638,358
PIBB - Fund	2,300,038	—	2,300,038
Institutional investors	332,021,902	—	332,021,902
Retail investors in Brazil	289,602,980	—	289,602,980
Brazilian Government (Golden Share)	—	12	12
Outstanding shares	5,126,258,398	12	5,126,258,410
Shares in treasury	158,216,372	—	158,216,372
Total issued shares	5,284,474,770	12	5,284,474,782
Share capital per class of shares (in millions)	61,614	—	61,614
Total authorized shares	7,000,000,000	—	7,000,000,000

The Board of Directors may, regardless of changes to by-laws, issue new common shares (up to the total authorized shares), including the capitalization of profits and reserves to the extent authorized.

The Company repurchases its shares to hold in treasury for future sale or cancellation. These shares are recorded in a specific account as a reduction of stockholders´ equity at their acquisition value and carried at cost. These programs are approved by the Board of Directors with determined terms and number of shares.

Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders’ equity as a deduction from the amount raised, net of taxes.

b) Share buyback program

The Company concluded in November 2018, share buyback program for Vale’s common shares and their respective ADSs approved by the Board of Directors on July 25, 2018, and repurchased a total of 71,173,683 common shares, at an average price of US$14.05 per share, for a total aggregate purchase price of US$1,000. The shares were acquired in the stock market based on regular trading conditions. The shares acquired are held in treasury for future sale or cancellation.

c) Remuneration to the Company’s stockholders

The Company's by-laws determine the minimum remuneration to stockholders of 25% of net income, after appropriations to legal reserve and tax incentive reserve, as follows:

2018
Net income of the year	6,860
Appropriation to legal reserve	(343)
Appropriation to tax incentive reserve	(401)
Net income after appropriations to legal reserve and tax incentive reserve	6,116
Minimum mandatory remuneration (i)	1,529
Stockholders' remuneration paid in September, 2018	(2,054)
Appropriation to investments reserve	(4,062)

(i)   Due to the Brazilian legislation, the Company must retain and collect the amount of withholding tax (15%) and cannot be considered when charging the interest on capital to the mandatory dividend, the minimum mandatory remuneration before tax is US$1,799 based on the interest on capital.

The Company approved in March, 2018, the new policy of stockholders’ remuneration of the Company, approved in March 2018, which provides for a semi-annual payment of 30% of Adjusted EBITDA less sustaining capital. In September, 2018, the Company paid stockholders’ remuneration in the amount of US$1,876 (US$0.360951164 per share), US$1,659 based on the interest on capital and US$217 based on dividends, for the first half of 2018 approved by Board of Directors on July 25, 2018. This payment comprises the minimum mandatory remuneration for the year ended December 31, 2018.

Following the Brumadinho dam failure (as described on note 3), Vale has determined the suspension of the Shareholder Remuneration Policy and any other deliberation on shares buyback.

The remuneration paid to stockholders based on the on interest on capital and dividends during 2018 and 2017 amounted US$3,313 (US$0.636637439 per share) and US$1,456 (US$0.282400343 per share), respectively.

d) Profit reserves

The amount of profit reserves is distributed as follows:

		Tax incentive	Investments	Additional	Total of profit
	Legal reserve	reserve	reserve	remuneration reserve	reserves
Balance as at December 31, 2016	1,384	377	1,808	634	4,203
Allocation of Income	275	216	3,541	—	4,032
Dividends and interest on capital of Vale's stockholders	—	—	—	(658)	(658)
Translation adjustment	(29)	(13)	(140)	24	(158)
Balance as at December 31, 2017	1,630	580	5,209	—	7,419
Allocation of Income	343	401	4,062	—	4,806
Translation adjustment	(251)	(99)	(907)	—	(1,257)
Balance as at December 31, 2018	1,722	882	8,364	—	10,968

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital. The remaining balance over 50% of the annual distributable net income is retained based on the capital investments budget submitted for approval in the Stockholders’ Meeting, pursuant to article 196 of the Law 6,404.

Additional remuneration reserve - Arises from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

e) Unrealized fair value gain (losses)

		Fair value adjustment to
	Retirement benefit	Investment in equity
	obligations	securities	Conversion shares	Total gain (losses)
Balance as at December 31, 2016	(809)	—	(338)	(1,147)
Other comprehensive income	(46)	—	—	(46)
Translation adjustment	10	—	—	10
Balance as at December 31, 2017	(845)	—	(338)	(1,183)
Other comprehensive income	41	60	—	101
Translation adjustment	49	—	—	49
Balance as at December 31, 2018	(755)	60	(338)	(1,033)

f) Vale’s corporate governance restructuring in 2017

At the General Extraordinary Stockholders’ Meeting, held on June 27, 2017, stockholders approved the corporate restructuring of the Company proposed by Valepar S.A. (former controlling stockholder). The corporate restructuring was based on (i) conversion of Vale class “A” preferred shares into common shares; (ii) amendment of Vale’s by-laws, so as to adjust to Novo Mercado rules; and (iii) the merger of Valepar S.A. into Vale.

(i) Conversion of preferred shares and merger of Valepar S.A.

At the General Extraordinary Stockholders’ Meeting, held on June 27, 2017, stockholders approved the voluntary conversion of Vale class “A” preferred shares into common shares (“ON”), based on the conversion rate of 0.9342 common shares for each Vale class “A” preferred share.

On August 11, 2017, the voluntary conversion period expired and an aggregate of 1,660,581,830 preferred shares (excluding treasury shares), corresponding to 84.4% of the total outstanding preferred shares, were converted into common shares.

At the Extraordinary Stockholders’ Meeting of Valepar S.A, held on August 14, 2017, stockholders approved the merger of Valepar with and into Vale. Thereafter, Valepar ceases to exist and, as consequence, its stockholders hold direct interests in Vale, through the 1.2065 Vale common shares received for each Valepar share held by them. As a result, Vale issued 173,543,667 new common shares to Valepar’s stockholders, all registered and without par value.

On August 14, 2017, the merger was accounted in Vale's stockholders' equity as capital reserve, based on the accounting appraisal report of Valepar's net assets, amounting to US$1,158.

The impacts arising from the merger in the Company's assets and liabilities are as follows:

August 14, 2017
Current assets	24
Judicial deposits	951
Intangible	964

Current liabilities	20
Provisions for litigation	631
Taxes payable	130
Net assets	1,158

At the Extraordinary Stockholders' Meeting and at the Special Stockholders’ Meeting, held on October 18, 2017, preferred stockholders approved the conversion of all Class "A" preferred shares into common shares of the Company, in the proportion of 0.9342 common share for each class "A" preferred share. During the period from October 20, 2017 until November 21, 2017, inclusive, the stockholders holding Vale's Class "A" preferred shares dissenting with regard to the resolution of the Special Meeting, had the right to withdraw from the Company, receiving R$24.26 per share which is the equivalent of Vale stockholders’ equity per share at December 31, 2016. At the end of this period, 10,397 common shares were converted into treasury shares (corresponding to 11,130 preferred shares).

At the Extraordinary Stockholders' Meeting held on December 21, 2017 stockholders’ approved the migration of the Company to the special listing segment of B3 S.A. (“Novo Mercado”), following the conversion of the class “A” preferred shares into common shares.

The stockholders’ equity corresponds to 5,284,474,770 common shares and 12 preferred shares special class (“PNE” or “Golden shares”), and there were no changes in the amount of share capital.

	Share position before	Conversion of the		Share position after
	conversion	preferred shares	Issue of new shares	conversion
Shares outstanding
ON	3,185,653,000	1,838,235,414	173,543,667	5,197,432,081
PNA/PNE	1,967,721,926	(1,967,721,914)	—	12
	5,153,374,926	(129,486,500)	173,543,667	5,197,432,093
Shares in treasury
ON	31,535,402	55,507,287	—	87,042,689
PNA	59,405,792	(59,405,792)	—	—
Total issued shares	5,244,316,120	(133,385,005)	173,543,667	5,284,474,782

g) Shareholders Agreement

On the date of the merger of Valepar into Vale, August 14, 2017, the former Controlling Shareholders of Valepar executed a new shareholders’ agreement (“Vale Agreement”) that binds only 20% of the totality of Vale’s common shares issued by Vale, and will be in force until November 9, 2020, with no provision for renewal.

For 6 months from the date of entry into force of the Vale Agreement, the Shareholders will be obligated not to transfer, by any means, either directly or indirectly, Vale shares they receive as a result of the implementation of the Proposal (“Lock-Up”), except for (i) the transfer of Vale’s shares by the Shareholders to their affiliates and their current shareholders, provided that such transferred shares shall remain subject to the Lock-Up, and (ii) the transfer of shares held by the Shareholders prior to the merger of Valepar.

Accounting policy

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.